Share capital and premium related to the share capitals - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021
Disclosure of classes of share capital [line items]
Beginning balance		$ 236,474		$ 308,845
Balance at beginning, Number of shares		45,484,310		42,780,186
Capital increase by issuance of common shares				2,415,630
Exercise of share warrants, employee warrants and stock options		26,500		265,494
Transaction costs	[1]			$ (910)
Other movements				(62)
Balance at end of year		$ 180,522		$ 302,323
Balance at end, Number of shares		45,510,810		45,461,310
Nominal value		$ 0.05		$ 0.05
Nominal value		$ 0.05		$ 0.05
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance		$ 934,696		$ 863,911
Capital Increase (ATM)				47,688
Exercise of share warrants, employee warrants and stock options				5,702
Non-cash stock based compensation expense		5,331		4,233
Transaction costs	[1]			(910)
Other movements		(372,744)	[2]	(34)
Balance at end of year		567,284		920,591
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance		2,945		2,785
Capital Increase (ATM)				146
Exercise of share warrants, employee warrants and stock options		1		16
Balance at end of year		$ 2,946		$ 2,947

[1]	These costs correspond to the issuance costs related to the At-The-Market (“ATM”) financing program and were recorded as a reduction of share premium, in anticipation of share issuances that occurred in April 2021.
[2]	During the annual shareholders meeting of June 28, 2022, the shareholders, in accordance with French Law, approved the absorption of $372.7 million of retain earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.